Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	HWGC HOLDINGS LIMITED
Entity Central Index Key	0001623590
Entity Tax Identification Number	30-0803939
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2nd Floor
Entity Address, Address Line Two	31 – 33
Entity Address, Address Line Three	Jalan Maharajalela
Entity Address, City or Town	Kuala Lumpur
Entity Address, Postal Zip Code	50150
City Area Code	603
Local Phone Number	2143 - 2889
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Aug. 16, 2022